EXPLORATION AND EVALUATION PROPERTY (Narrative) (Details) - CAD ($)	1 Months Ended
	Sep. 30, 2021	Mar. 31, 2013	Mar. 31, 2023	Feb. 13, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Exploration And Evaluation [Line Items]
Recoverable amount of exploration and evaluation property	$ 7,000,000
Recognised impairment charge on Exploration And Evaluation Property	$ 7,000,000
Exploration and evaluation assets			$ 7,000,000		$ 7,000,000
Albany Property [Member]
Disclosure Of Exploration And Evaluation [Line Items]
Percentage of ownership of mineral deposit			100.00%
Shares issued to acquire mineral deposit		1,250,000
Number of shares yet to be issued to acquire mineral deposit		750,000
Value of shares yet to be issued to acquire mineral deposit		$ 472,500
Percentage of net smelter return payable		0.75%
Percentage of net smelter return payable purchaseable		0.50%
Purchase price of purchasable net smelter return royalty		$ 500,000
Clawback right		30.00%
Clawback right, payment amount		$ 27,500,000
Exploration and evaluation assets			$ 7,000,000		$ 7,000,000	$ 26,159,729
Number of shares received for transferring property				59,999,900